S000005650 [Member] Average Annual Total Returns	12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.52%		1.54%	0.93%
iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.75%		1.66%	1.06%
Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.70%		2.77%	1.67%
Select Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.03%		3.04%	1.94%
Administrative Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.73%		2.84%	1.76%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.10%		3.10%	2.00%
Preferred Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	4.70% [1]
Performance Inception Date		Dec. 29, 2023

[1]	The total return shown for the Preferred Institutional Class Shares is for the period beginning December 29, 2023 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Government and Agency Retail Average and iMoneyNet Inc. Government and Agency Institutional Average were 4.20% and 4.43%, respectively.